Victory Global Energy Transition Fund Expense Example - Victory Global Energy Transition Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 717
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,349
Expense Example, with Redemption, 10 Years	2,271
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	858
Expense Example, with Redemption, 5 Years	1,510
Expense Example, with Redemption, 10 Years	2,907
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,440